Derivative and firm commitment assets and liabilities - Cross currency swaps (Details) € in Millions, $ in Millions	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Fair value of financial instruments
Liabilities - hedging	€ (66)		€ (148)
Interest rate swaps | 3/2024
Fair value of financial instruments
Nominal	0		378
Assets - hedging	0		2
Interest rate swaps | 5/2025
Fair value of financial instruments
Nominal	292		292
Assets - hedging	3		0
Interest rate swaps | 3/2026
Fair value of financial instruments
Nominal	630		630
Liabilities - hedging	(1)		(13)
Interest rate swaps | 5/2028
Fair value of financial instruments
Nominal	500		500
Liabilities - hedging	(7)		(13)
Interest rate swaps | 8/2031
Fair value of financial instruments
Nominal	500		500
Assets - hedging	22		20
Cross-currency swaps | 6/2027
Fair value of financial instruments
Nominal | $		$ 500		$ 500
Liabilities - hedging			(28)
Assets - hedging	€ 9
Cross-currency swaps | 5/2039
Fair value of financial instruments
Nominal | $		500		$ 500
Liabilities - hedging		$ (92)	€ (116)